Note 4 - Revenue and Segmental Information (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of geographical areas [text block]
(US dollars in thousands)	2018	2017	2016
United States	1,662	24,945	-
Australia	31,985	5,705	-
United Kingdom	-	1,600	-
Total revenue	33,647	32,250	-

Disclosure of products and services [text block]
(US dollars in thousands)	2018	2017	2016
Electrical equipment and related services	31,631	5,615	-
Development fees	828	24,555	-
Other revenue	1,188	2,080	-
Total revenue	33,647	32,250	-

Disclosure of operating segments [text block]
2018 (US dollars in thousands)	Solar Development	Power Services	Corporate Office	Total
Revenue	1,840	31,807	-	33,647
Costs of sales	(1,042)	(27,482)	-	(28,524)
Gross profit	798	4,325	-	5,123
General and administrative expenses	(6,468)	(2,173)	(4,173)	(12,814)
Gain on sale of assets	1,143	213	-	1,356
Depreciation and amortization	(19)	(1,233)	(8)	(1,260)
Operating (loss)/p rofit	(4,546)	1,132	(4,181)	(7,595)
Restructuring costs	(964)	(335)	(574)	(1,873)
Impairment of assets	(10,191)	-	-	(10,191)
Impairment of goodwill	(11,092)	-	-	(11,092)
Transaction costs	-	-	-	-
Finance expense - net	(400)	(1,283)	(1,703)	(3,386)
(Loss)/p rofit before taxation	(27,193)	(486)	(6,458)	(34,137)
Income tax expense	6,291	(85)	52	6,258
(Loss)/p rofit for the year	(20,902)	(571)	(6,406)	(27,879)
2017 (US dollars in thousands)	Solar Development	Power Services	Corporate Office	Total
Revenue	26,636	5,614	-	32,250
Costs of sales	(29)	(4,948)	-	(4,977)
Gross profit	26,607	666	-	27,273
General and administrative expenses	(4,544)	(598)	(4,174)	(9,316)
Gain on sale of assets	-	-	-	-
Depreciation and amortization	(4)	(646)	(1)	(651)
Operating p rofit /(loss)	22,059	(578)	(4,454)	17,306
Restructuring costs	-	-	-	-
Impairment of assets	-	-	-	-
Impairment of goodwill	-	-	-	-
Transaction costs	-	-	(5,800)	(5,800)
Finance expense - net	(174)	(363)	(50)	(587)
Profit /(loss) before taxation	21,885	(941)	(10,025)	10,919
Income tax expense	(6,078)	294	446	(5,338)
Profit /(loss) for the year	15,807	(647)	(9,579)	5,581
2018 (US dollars in thousands)	Solar Development	Power Services	Corporate Office	Total
Assets	41,270	34,421	621	76,312
Liabilities	(11,101)	(6,473)	(21,735)	(39,309)
Net assets	30,169	27,948	(21,114)	37,003
2017 (US dollars in thousands)	Solar Development	Power Services	Corporate Office	Total
Assets	42,235	24,268	34,333	100,836
Liabilities	(27,858)	(4,620)	(3,752)	(36,230)
Net assets	14,377	19,648	30,581	64,606